Intangible assets and goodwill - Summary of the Inputs to Determine Value in Use (Detail)	Dec. 31, 2024
Minimum | CSHG [Member]
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Actuarial Assumption Of Consumer Price Index	1.28%
Maximum | CSHG [Member]
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Actuarial Assumption Of Consumer Price Index	3.80%
BRAZIL | Blue Macaw
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
GDP Growth rate	0.00%
BRAZIL | Bari [Member]
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
GDP Growth rate	0.00%
BRAZIL | Move Capital S.A. [Member]
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
GDP Growth rate	0.00%
BRAZIL | TRIA [Member]
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Actuarial assumption of discount rates	1440.00%
Actuarial Assumptions Of Tax Rates	3400.00%
BRAZIL | CSHG [Member]
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Actuarial Assumption Of Broad National Consumer Price Index	3.56%
Actuarial Assumption Of Federal Funds Rates	10.17%
GDP Growth rate	0.00%
Actuarial assumption of discount rates	1490.00%
Actuarial Assumptions Of Tax Rates	3400.00%
BRAZIL | Minimum | Blue Macaw
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Actuarial Assumption Of Consumer Price Index	2.00%
Actuarial Assumption Of Broad National Consumer Price Index	4.00%
Actuarial Assumption Of Federal Funds Rates	8.75%
BRAZIL | Minimum | Bari [Member]
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Actuarial Assumption Of Consumer Price Index	2.06%
Actuarial Assumption Of Broad National Consumer Price Index	3.50%
Actuarial Assumption Of Federal Funds Rates	8.50%
BRAZIL | Minimum | Move Capital S.A. [Member]
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Actuarial Assumption Of Consumer Price Index	2.55%
Actuarial Assumption Of Broad National Consumer Price Index	3.50%
Actuarial Assumption Of Federal Funds Rates	9.39%
BRAZIL | Minimum | TRIA [Member]
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	1.94%
BRAZIL | Minimum | CSHG [Member]
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	1.28%
BRAZIL | Maximum | Blue Macaw
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Actuarial Assumption Of Consumer Price Index	4.52%
Actuarial Assumption Of Broad National Consumer Price Index	5.96%
Actuarial Assumption Of Federal Funds Rates	12.75%
BRAZIL | Maximum | Bari [Member]
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Actuarial Assumption Of Consumer Price Index	3.05%
Actuarial Assumption Of Broad National Consumer Price Index	4.92%
Actuarial Assumption Of Federal Funds Rates	11.75%
BRAZIL | Maximum | Move Capital S.A. [Member]
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Actuarial Assumption Of Consumer Price Index	3.65%
Actuarial Assumption Of Broad National Consumer Price Index	4.60%
Actuarial Assumption Of Federal Funds Rates	11.86%
BRAZIL | Maximum | TRIA [Member]
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	3.75%
BRAZIL | Maximum | CSHG [Member]
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	3.80%
COLOMBIA | Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.) [Member]
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Actuarial Assumption Of Broad National Consumer Price Index	0.00%
Actuarial Assumption Of Federal Funds Rates	0.00%
COLOMBIA | Nexus [Member]
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Actuarial Assumption Of Broad National Consumer Price Index	3.48%
Actuarial Assumption Of Federal Funds Rates	7.05%
GDP Growth rate	0.00%
Actuarial assumption of discount rates	1560.00%
Actuarial Assumptions Of Tax Rates	3500.00%
COLOMBIA | Minimum | Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.) [Member]
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Actuarial Assumption Of Consumer Price Index	2.50%
GDP Growth rate	1.00%
COLOMBIA | Minimum | Nexus [Member]
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Actuarial Assumption Of Consumer Price Index	2.57%
Annual inflation rate	2.33%
COLOMBIA | Maximum | Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.) [Member]
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Actuarial Assumption Of Consumer Price Index	6.30%
GDP Growth rate	4.90%
COLOMBIA | Maximum | Nexus [Member]
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Actuarial Assumption Of Consumer Price Index	3.80%
Annual inflation rate	3.81%
UNITED KINGDOM | Aberdeen [Member]
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Actuarial Assumption Of Broad National Consumer Price Index	1.95%
Actuarial Assumption Of Federal Funds Rates	5.16%
GDP Growth rate	0.00%
UNITED KINGDOM | GPMS [Member]
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Actuarial assumption of discount rates	1170.00%
Actuarial Assumptions Of Tax Rates	2500.00%
UNITED KINGDOM | Minimum | Aberdeen [Member]
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Actuarial Assumption Of Consumer Price Index	1.53%
UNITED KINGDOM | Minimum | GPMS [Member]
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	1.33%
UNITED KINGDOM | Maximum | Aberdeen [Member]
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Actuarial Assumption Of Consumer Price Index	2.00%
UNITED KINGDOM | Maximum | GPMS [Member]
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	2.00%